                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                       THE ONE\\(R)\\ VUL SOLUTION/(SM)/
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                          SUPPLEMENT DATED MAY 5, 2000
                                       TO
                       PROSPECTUS DATED JANUARY 28, 2000

     Effective May 5, 2000, American General Life Insurance Company ("AGL") is amending the prospectus for the purposes of (i) reflecting the name changes of the investment options made by AIM and Templeton on May 1, 2000 and (ii) revising the One Group Investment Trust charges and expenses.

                               INVESTMENT OPTIONS

     ON PAGE 1 OF THE PROSPECTUS, THE ENTIRE SECTION UNDER "INVESTMENT OPTIONS" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Investment options. You may use AGL's Separate Account VL-R ("Separate Account")
     to invest in the following variable investment options and change your selections from time to time:


AIM VARIABLE INSURANCE FUNDS                     AMERICAN GENERAL SERIES PORTFOLIO             PUTNAM VARIABLE TRUST
                                                             COMPANY
 .  AIM V.I. Capital Appreciation Fund                                                          .  Putnam VT Vista Fund -
 .  AIM V.I. International Equity Fund                  .  Money Market Fund                          Class IB
 .  AIM V.I. Government Securities Fund
 .  AIM V.I. High Yield Fund


                                                     The Variable Annuity Life                  Putnam Investment Management,
A I M Advisors, Inc.*                                   Insurance Company *                           Inc.*
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS                  FRANKLIN TEMPLETON VARIABLE               KEMPER VARIABLE SERIES
                                                     INSURANCE PRODUCTS TRUST
 .  Oppenheimer High Income Fund/VA                                                            .  Kemper International
                                                  .  Templeton Developing Markets                   Portfolio
                                                       Securities Fund - Class 2/1/           .  Kemper Small Cap Value
                                                  .  Franklin Small Cap Fund - Class                    Portfolio
                                                               2/2/

                                                   /1/Templeton Asset Management Ltd.*
OppenheimerFunds, Inc.*                            /2/Franklin Advisers, Inc.*                Scudder Kemper Investments, Inc.*
----------------------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST                     VAN KAMPEN LIFE INVESTMENT TRUST        ONE GROUP\\(R)\\ INVESTMENT TRUST

 .  Growth With Income Series                       .  Emerging Growth Portfolio               .  One Group Investment
                                                                                                  Trust Equity Index
                                                                                                     Portfolio
                                                                                              .  One Group Investment
                                                                                                  Trust Mid Cap Growth
                                                                                                     Portfolio
                                                                                              .  One Group Investment
                                                                                                  Trust Large Cap Growth
                                                                                                     Portfolio
                                                                                              .  One Group Investment Trust
                                                                                                   Government  Bond
                                                                                                     Portfolio
                                                                                              .   One Group Investment
                                                                                                   Trust Diversified Equity
                                                                                                     Portfolio
Massachusetts Financial Services                                                            Banc One Investment Advisors
 Company*                                        Van Kampen Asset Management Inc.*                 Corporation*
-----------------------------------------------------------------------------------------------------------------------------

*The Investment Adviser of the investment option

ON PAGES 8 - 10 OF THE PROSPECTUS, THE ENTIRE SECTION UNDER "WHAT CHARGES AND EXPENSES WILL THE MUTUAL FUNDS DEDUCT FROM AMOUNTS I INVEST THROUGH MY POLICY?" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

WHAT CHARGES AND EXPENSES WILL THE MUTUAL FUNDS DEDUCT FROM AMOUNTS I INVEST THROUGH MY POLICY?

  Each Mutual Fund pays its investment management fees and other operating expenses. Because they reduce the investment return of a Fund, these fees and expenses also will reduce indirectly the return you will earn on any accumulation value that you have invested in that Fund. Current and future fees and expenses may vary from the fees and expenses listed below. The charges and expenses for fiscal year 1998 (or other period specified below) are as follows:

The Mutual Funds' Annual Expenses (as a percentage of average net assets).

                                                         FUND                        OTHER FUND        TOTAL FUND
                                                       MANAGEMENT                    OPERATING          OPERATING
                                                       FEES (AFTER                 EXPENSES( AFTER   EXPENSES (AFTER
                                                        EXPENSE                        EXPENSE            EXPENSE
                   NAME OF FUND                      REIMBURSEMENT)      12B-1      REIMBURSEMENT)    REIMBURSEMENT)
--------------------------------------------------   --------------   -----------   --------------   ----------------
The following funds of
  AIM VARIABLE INSURANCE FUNDS:/1/
     AIM V.I. International Equity Fund...........            0.75%                          0.16%              0.91%
     AIM V.I. High Yield Fund/2/..................            0.00%                          1.13%              1.13%
     AIM V.I. Government Securities Fund..........            0.50%                          0.26%              0.76%
     AIM V.I. Capital Appreciation Fund...........            0.62%                          0.05%              0.67%

The following fund of
  AMERICAN GENERAL SERIES PORTFOLIO COMPANY:/1/
     Money Market Fund............................            0.50%                          0.04%              0.54%

 The following fund of
  MFS VARIABLE INSURANCE TRUST/1/
     Growth With Income Series....................            0.75%                          0.13%              0.88%

The following fund of
  PUTNAM VARIABLE TRUST/1/
     Putnam VT Vista Fund - Class IB/3/...........            0.44%         0.10%            0.08%              0.62%

The following funds of
  FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST/1, 4/
     Templeton Developing Markets Securities
       Fund - Class 2/3/..........................            1.35%         0.25%            0.31%              1.91%
     Franklin Small Cap Fund - Class 2/3/.........            0.75%         0.25%            0.02%              1.02%


(footnotes on page 3)



                                                       FUND                    OTHER FUND         TOTAL FUND
                                                    MANAGEMENT                 OPERATING          OPERATING
                                                   FEES (AFTER              EXPENSES( AFTER    EXPENSES (AFTER
                                                     EXPENSE                    EXPENSE            EXPENSE
                 NAME OF FUND                     REIMBURSEMENT)   12B-1     REIMBURSEMENT)     REIMBURSEMENT)
-----------------------------------------------   --------------   ------   ----------------   ----------------

The following fund of
   OPPENHEIMER VARIABLE ACCOUNT FUNDS/1/
      Oppenheimer High Income Fund/VA..........            0.74%                       0.04%              0.78%

 The following funds of
   KEMPER VARIABLE SERIES/1/
      Kemper International Portfolio...........            0.75%                       0.18%              0.93%
      Kemper Small Cap Value Portfolio.........            0.75%                       0.05%              0.80%

The following fund of
   VAN KAMPEN LIFE INVESTMENT TRUST/1/
       Emerging Growth Portfolio/2/............            0.32%                       0.53%              0.85%

The following funds of
   ONE GROUP INVESTMENT TRUST
      One Group Investment Trust
         Equity Index Portfolio/5,6/...........            0.27%                       0.28%              0.55%
      One Group Investment Trust
         Mid Cap Growth Portfolio/5/...........            0.65%                       0.27%              0.92%
      One Group Investment Trust
         Large Cap Growth Portfolio/5/.........            0.65%                       0.23%              0.88%
      One Group Investment Trust
         Government Bond Portfolio/5/..........            0.45%                       0.28%              0.73%
      One Group Investment Trust
         Diversified Equity Portfolio/6,7/.....            0.72%                       0.23%              0.95%

     /1/Certain of the Mutual Funds' advisers or administrators have entered into service agreements with AGL. Under these arrangements, the advisers or administrators pay fees to AGL for certain administrative services. The fees do not have a direct relationship to the Mutual Funds' Annual Expenses. (See "Miscellaneous" under "More About Policy Changes.")

     /2/ If certain voluntary expense reimbursements from the investment adviser were terminated, management fees and other expenses for the fiscal year ended in 1998 would have been as set out in the following table.

                                                            OTHER        TOTAL
                                               FUND          FUND         FUND
                                            MANAGEMENT    OPERATING    OPERATING
              NAME OF FUND                     FEES        EXPENSES     EXPENSES
-----------------------------------------   -----------   ----------   ----------

AIM V.I. High Yield Fund.................         0.63%        1.87%        2.50%
Van Kampen Emerging Growth Portfolio.....         0.70%        0.53%        1.23%

(Footnotes continued on next page)

/3/The prospectus for Putnam Variable Trust under "Distribution Plan" discusses this fund's 12b-1 fee. The prospectus for Franklin Templeton Variable Insurance Products Trust under "Share Classes" discuss each fund's 12b-1 fees.

/4/On February 8, 2000, shareholders approved a proposal to merge the funds of Templeton Variable Products Series Fund into similar corresponding funds of Franklin Templeton Variable Insurance Products Trust (the "Reorganization"). This Reorganization was completed May 1, 2000.

/5/Fees and charges for One Group Investment Trust are for fiscal year ending December 31, 1999.

/6/In the absence of management fee waivers, management fees, other expenses and total annual portfolio operating expenses, respectively, would be: One Group Investment Trust Diversified Equity Portfolio, 0.74%, 0.23% and 0.97%; and One Group Investment Trust Equity Index Portfolio, 0.30%, 0.28% and 0.58%.

/7/Figures reflect expenses which have been restated to reflect estimates of current fees for the One Group Investment Trust's fiscal year ending December 31, 2000.